Share-based payment - Rollforward of outstanding shares (Details)		12 Months Ended
	Jan. 01, 2017 EquityInstruments	Dec. 31, 2017 EquityInstruments € / shares	Dec. 31, 2016 EquityInstruments € / shares	Dec. 31, 2015 EquityInstruments € / shares
Performance Shares
Share-based payment
Balance at beginning of year	43,417,550	43,417,550	22,928,850	17,234,066
Granted		29,983,190	23,110,479	13,553,992
Forfeited		(2,589,904)	(1,489,070)	(7,859,208)
Vested		(10,294,593)	(1,132,709)
Balance at end of year		60,516,243	43,417,550	22,928,850
Weighted average grant date fair value (EUR per share) | € / shares		€ 5.08	€ 4.70	€ 5.78
Performance Share Plan of 2015
Share-based payment
Balance at end of year		10,167,021
Restricted Shares
Share-based payment
Balance at beginning of year	5,969,537	5,969,537	2,104,474	7,595,405
Granted		2,366,008	5,406,682	342,200
Forfeited		(807,556)	(255,023)	(3,880,221)
Vested	(204,419)	(1,959,287)	(1,286,596)	(1,952,910)
Balance at end of year		5,568,702	5,969,537	2,104,474
Weighted average grant date fair value (EUR per share) | € / shares		€ 4.90	€ 4.73	€ 6.22